UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock International Value Fund of BlackRock International Value Trust

Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Australia - 4.0%
Construction & Engineering - 0.8%	1,341,064	United Group Ltd.	$ 14,792,994

Hotels, Restaurants & Leisure - 0.3%	6,244,159	Octaviar Ltd.	5,649,480

Metals & Mining - 2.9%	957,084	BHP Billiton Ltd.	31,322,304
	172,595	Rio Tinto Ltd.	19,322,514

			50,644,818

		Total Common Stocks in Australia	71,087,292

Cayman Islands - 0.5%
Real Estate Management &	4,982,000	Shimao Property Holdings Ltd.	8,936,380
Development - 0.5%

		Total Common Stocks in the Cayman Islands	8,936,380

Finland - 0.4%
Electric Utilities - 0.4%	162,595	Fortum Oyj (a)	6,625,372

		Total Common Stocks in Finland	6,625,372

France - 6.6%
Commercial Banks - 1.3%	234,296	Societe Generale SA	22,940,967

Electric Utilities - 1.5%	292,962	Electricite de France SA	25,489,234

Machinery - 1.3%	93,056	Vallourec SA	22,590,772

Oil, Gas & Consumable Fuels - 2.5%	601,386	Total SA	44,661,747

		Total Common Stocks in France	115,682,720

Germany - 14.9%
Air Freight & Logistics - 1.7%	939,835	Deutsche Post AG	28,710,957

Automobiles - 1.1%	330,673	Bayerische Motoren Werke AG	18,266,602

Chemicals - 2.0%	435,982	Bayer AG	34,938,581

Diversified Telecommunication	1,405,581	Deutsche Telekom AG	23,411,186
Services - 1.3%

Electric Utilities - 3.0%	285,912	E.ON AG	52,929,447

Industrial Conglomerates - 2.1%	342,364	Siemens AG	37,105,964

Insurance - 2.7%	236,962	Allianz AG Registered Shares	46,942,725

Multi-Utilities - 1.0%	148,020	RWE AG	18,194,909

		Total Common Stocks in Germany	260,500,371

Hong Kong - 1.6%
Real Estate Management &	7,515,000	New World Development Ltd.	18,211,393
Development - 1.6%	2,059,000	Wharf Holdings Ltd.	9,696,228

		Total Common Stocks in Hong Kong	27,907,621

Ireland - 1.5%
Construction Materials - 1.5%	668,347	CRH Plc	25,408,181

		Total Common Stocks in Ireland	25,408,181

Italy - 7.1%
Commercial Banks - 3.1%	3,958,963	Banca Intesa SpA	27,907,311
	3,971,758	Unicredit SpA	26,567,845

			54,475,156

Diversified Telecommunication	11,947,905	Telecom Italia SpA	24,993,249
Services - 1.4%

Oil, Gas & Consumable Fuels - 2.6%	1,313,571	Eni SpA	44,794,262

		Total Common Stocks in Italy	124,262,667

BlackRock International Value Fund of BlackRock International Value Trust

Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Japan - 13.4%
Auto Components - 0.6%	491,800	NOK Corp.	$ 10,064,928

Automobiles - 2.0%	707,000	Toyota Motor Corp.	35,250,702

Building Products - 1.0%	3,798,000	Nippon Sheet Glass Co., Ltd.	16,802,949

Chemicals - 0.7%	1,984,000	Sumitomo Chemical Co., Ltd.	12,698,555

Commercial Banks - 0.7%	1,820	Sumitomo Mitsui
		Financial Group, Inc.	11,977,528

Computers & Peripherals - 0.9%	2,386,000	Fujitsu Ltd.	15,606,661

Consumer Finance - 0.9%	114,400	ORIX Corp.	15,608,347

Household Durables - 0.4%	782,000	Sekisui House Ltd.	7,233,186

Office Electronics - 2.4%	567,000	Canon, Inc.	26,108,848
	979,000	Ricoh Co., Ltd.	16,087,500

			42,196,348

Oil, Gas & Consumable Fuels - 0.9%	2,845,000	Nippon Mining Holdings, Inc.	15,069,823

Trading Companies &	2,160,000	Itochu Corp.	21,322,632
Distributors - 2.0%	4,474,000	Sojitz Corp.	14,811,597

			36,134,229

Wireless Telecommunication	2,578	KDDI Corp.	15,750,421
Services - 0.9%

		Total Common Stocks in Japan	234,393,677

Luxembourg - 2.4%
Metals & Mining - 2.4%	522,808	ArcelorMittal	42,821,046

		Total Common Stocks in Luxembourg	42,821,046

Netherlands - 3.8%
Chemicals - 2.3%	501,267	Akzo Nobel NV	40,217,851

Diversified Financial Services - 1.5%	1,070,491	Fortis	26,939,307

		Total Common Stocks in the Netherlands	67,157,158

Singapore - 1.5%
Commercial Banks - 1.5%	1,826,000	United Overseas Bank Ltd.	25,391,144

		Total Common Stocks in Singapore	25,391,144

South Korea - 2.2%
Construction & Engineering - 0.6%	166,050	Hyundai Development Co.	11,334,357

Insurance - 1.0%	436,120	Dongbu Insurance Co., Ltd.	16,734,044

Semiconductors & Semiconductor	16,938	Samsung Electronics Co., Ltd.	10,655,197
Equipment - 0.6%

		Total Common Stocks in South Korea	38,723,598

Spain - 2.6%
Commercial Banks - 2.6%	2,320,754	Banco Santander SA	46,238,480

		Total Common Stocks in Spain	46,238,480

Switzerland - 12.6%
Capital Markets - 1.6%	544,396	Credit Suisse Group	27,710,420

Diversified Telecommunication	77,910	Swisscom AG	26,693,060
Services - 1.5%

Food Products - 3.8%	133,367	Nestle SA Registered Shares	66,643,212

Insurance - 3.2%	292,905	Swiss Reinsurance Co. Registered Shares	25,586,053
	97,463	Zurich Financial Services AG	30,693,337

			56,279,390

BlackRock International Value Fund of BlackRock International Value Trust

Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Pharmaceuticals - 2.5%	866,560	Novartis AG Registered Shares	$ 44,414,363

		Total Common Stocks in Switzerland	221,740,445

Taiwan - 0.5%
Semiconductors & Semiconductor	12,802,000	Vanguard International
Equipment - 0.5%		Semiconductor Corp.	9,165,506

		Total Common Stocks in Taiwan	9,165,506

United Kingdom - 19.4%
Aerospace & Defense - 1.9%	3,449,460	BAE Systems Plc	33,219,887

Commercial Banks - 1.7%	1,236,305	Barclays Plc	11,114,894
	1,139,605	HSBC Holdings Plc	18,772,147

			29,887,041

Food Products - 2.7%	1,404,325	Unilever Plc	47,352,455

Insurance - 1.3%	1,801,243	Prudential Plc	23,790,407

Metals & Mining - 2.0%	592,788	Anglo American Plc	35,623,515

Oil, Gas & Consumable Fuels - 4.9%	4,065,494	BP Plc	41,310,912
	1,311,610	Royal Dutch Shell Plc Class B	44,148,105

			85,459,017

Tobacco - 2.2%	1,015,572	British American Tobacco Plc	38,113,931

Wireless Telecommunication	15,656,460	Vodafone Group Plc	46,888,281
Services - 2.7%

		Total Common Stocks in the United Kingdom	340,334,534

		Total Common Stocks
		(Cost - $1,559,074,269) - 95.0%	1,666,376,192

	Beneficial
	Interest
	(000)	Short-Term Securities

$ 113,576		BlackRock Liquidity Series, LLC
		Cash Sweep Series, 2.92% (b)(c)	113,575,768

		Total Short-Term Securities
		(Cost - $113,575,768) - 6.5%	113,575,768

		Total Investments
		(Cost - $1,672,650,037*) - 101.5%	1,779,951,960
		Liabilities in Excess of Other Assets - (1.5%)	(26,019,416)

		Net Assets - 100.0%	$ 1,753,932,544

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,699,842,957

Gross unrealized appreciation	$ 211,335,740
Gross unrealized depreciation	(131,226,737)

Net unrealized appreciation	$ 80,109,003

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

BlackRock International Value Fund of BlackRock International Value Trust

Schedule of Investments as of March 31, 2008 (Unaudited)

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series,
Cash Sweep Series	$ 73,874	$ 1,313,425

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Forward foreign exchange contracts as of March 31, 2008 were as follows:
					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold		Date	(Depreciation)

AUD	41,154,272	USD	37,950,000	6/05/2008	$ (676,186)
USD	49,500,000	EUR	32,514,878	6/05/2008	(1,682,629)
USD	49,500,000	GBP	24,994,067	6/05/2008	154,884
USD	10,155,000	GBP	5,106,043	6/05/2008	74,277
JPY	3,413,883,000	USD	33,000,000	6/05/2008	1,380,857
JPY	2,325,610,208	USD	22,964,000	6/05/2008	456,976
JPY	3,623,311,130	USD	35,590,000	6/05/2008	899,986
USD	8,213,291	JPY	837,230,000	6/05/2008	(218,365)
USD	12,156,000	JPY	1,219,453,452	6/05/2008	(124,988)
USD	5,945,000	JPY	593,840,105	6/05/2008	(35,501)
USD	3,170,000	JPY	310,339,830	6/05/2008	44,600
USD	2,637,000	JPY	261,268,686	6/05/2008	5,790
USD	5,470,000	JPY	537,739,290	6/05/2008	54,484
SGD	34,230,983	USD	24,750,000	6/05/2008	189,698

Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net		$ 523,883

• Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	U.S. Dollar

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 22, 2008